Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant And Equipment Table
Property and equipment, net consists of the following (in thousands):

	December 31,
	2019	2020
Computer equipment	$29,505	$33,977
Leasehold improvements	421	18,176
Software and licenses	2,994	3,191
Furniture and fixtures	333	2,824

Total property and equipment	33,253	58,168
Less: accumulated depreciation	(25,352)	(29,581)

Total property and equipment, net	$7,901	$28,587